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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Quarter Ended June 30, 2008

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


Name of Institutional Investment Manager Filing this Report:
			Name:		 Lloyd George Management (BVI) Limited
			Address:	 c/O Suite 3808, One Exchange Square,
					 Central, Hong Kong
			13F File Number: 28 - 12186


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			William Kerr
Title:			Chief Financial Officer
Phone:			852-28454433

Signature		Place and Date of Signing
William Kerr		Central, Hong Kong, August 14, 2008


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:       2
Form 13F Information Table Entry Total:  44
Form 13F Information Table Value Total:  $225,272,741


List of Other Included Managers:


NO. 13F File Number		Name

01  28-12261			Lloyd George Management (Europe) Limited
02  28-12490			Lloyd George Investment Management (Bermuda) Limited

FORM 13F INFORMATION TABLE
QUARTER ENDED 30 June 2008



     NAME OF ISSUER             TITLE        CUSIP     VALUE    SHARES  SH   PUT  INVSTMT  OTHER      VOTING AUTHORITY
                                OF CLASS               X1000    PRN AMT PRN  CALL DSCRETN MANAGERS   SOLE    SHARED   NONE
 -------------------------     ---------  ----------   ------- -------- --- ----  ------- -------- ------- -------- -------
 BANCO LATINOAMERICANO DE EXPORT ADR       P169941328    159      9800  SH        DEFINED    02       9800        0       0
 BUNGE LTD                   COM STOCK     G169621056     81       750  SH        DEFINED    01        750        0       0
 BUNGE LTD                   COM STOCK     G169621056   5271     48950  SH        DEFINED    02      48950        0       0
 CHINA DIGITAL TV HLDG CO LTD	 ADR	   16938G1076   1000     71900  SH 	  DEFINED    01	         0        0   71900
 CHINA DIGITAL TV HLDG CO LTD	 ADR	   16938G1076	8461    608300  SH 	  DEFINED    02	    348100        0  260200
 CHUNGHUA TELECOM CO LTD     	 ADR       17133Q2057    459     18100  SH        DEFINED    02      18100        0       0
 COMPANHIA VALE DO RIO DOCE      ADR       2044122099   6577    183600  SH        DEFINED    02      91800        0   91800
 COMPANIA DE MINAS BUENAVENTURA  ADR       2044481040    464      7100  SH        DEFINED    02       7100        0       0
 CREDICORP LTD		     COM STOCK     G2519Y1084   4385	 53400  SH	  DEFINED    02	         0	  0   53400
 CTC MEDIA INC	             COM STOCK	   12642X1063    742     30100  SH	  DEFINED    01      30100        0       0
 CTC MEDIA INC	             COM STOCK	   12642X1063   2150     87200  SH	  DEFINED    02      87200        0       0
 CTRIP.COM INT'L 	         ADR       22943F1003   6043    132000  SH        DEFINED    02      75900        0   56100
 E-HOUSE CHINA HOLDINGS LTD      ADR       26852W1036    105      9200  SH        DEFINED    01          0        0    9200
 E-HOUSE CHINA HOLDINGS LTD      ADR       26852W1036   2917    256800  SH	  DEFINED    02     122400        0  134400
 FOCUS MEDIA                     ADR       34415V1098    940     33900  SH        DEFINED    01          0        0   33900
 FOCUS MEDIA                     ADR       34415V1098  41335   1491151  SH        DEFINED    02     218801        0 1272350
 FOCUS MEDIA                     ADR       34415V1098   4194    151300  SH        DEFINED           151300        0       0
 HDFC BANK LTD                   ADR       40415F1012   4270     59580  SH        DEFINED    02      59580        0       0
 HOME INNS + HOTELS MGT INC      ADR       43713W1071   1241     65280  SH        DEFINED    02      21630        0   43650
 ICICI BANK LTD                  ADR       45104G1040    617     21440  SH        DEFINED    02      21440        0       0
 KOREA FUND INC		     COM STOCK     5006341003    673     31499  SH	  DEFINED    02      31499        0       0
 MARKET VECTORS RUSSIA ETF  RUSSIA ETF     57060U5065   1065     19800  SH	  DEFINED    01      19800        0	  0
 MECHEL OAO 			 ADR	   5838401033	 882	 17800	SH	  DEFINED    01	     17800        0       0
 MECHEL OAO 			 ADR	   5838401033	6143	124000	SH	  DEFINED    02	     61300        0   62700
 MINDRAY MEDICAL INTL LTD        ADR       6026751007   5496    147280  SH        DEFINED    02      56780        0   90500
 MINDRAY MEDICAL INTL LTD        ADR       6026751007   5199    139300  SH        DEFINED           139300        0       0
 MOBILE TELESYSTEMS              ADR       6074091090   1318     17200  SH        DEFINED    01      17200        0       0
 MOBILE TELESYSTEMS              ADR       6074091090  10626    138700  SH        DEFINED    02      78400        0   60300
 NETEASE.COM INC		 ADR  	   64110W1027	 482     22100  SH        DEFINED    02      22100	  0	  0
 NEW ORIENTAL EDUCATION          ADR       6475811070   7671    131300  SH        DEFINED    01       2200        0  129100
 NEW ORIENTAL EDUCATION          ADR       6475811070  69190   1184360  SH        DEFINED    02     116800        0 1067560
 NEW ORIENTAL EDUCATION          ADR       6475811070   8091    138500  SH        DEFINED           138500        0       0
 PETROLEO BRAZILEIRO S.A.        ADR       71654V4086    425      6000  SH        DEFINED    02       6000        0       0
 POSCO                           ADR       6934831099   1119      8620  SH        DEFINED    02       8620        0	  0
 SUNTECH POWER HOLDINGS LTD      ADR       86800C1045    787     21000  SH        DEFINED    01      21000        0       0
 SUNTECH POWER HOLDINGS LTD      ADR       86800C1045   1255     33510  SH        DEFINED    02      33510        0       0
 TAIWAN SEMICONDUCTOR            ADR       8740391003   2167    198662  SH        DEFINED    01     198662        0       0
 TAIWAN SEMICONDUCTOR            ADR       8740391003   1792	164215  SH	  DEFINED    02	    164215	  0	  0
 TENARIS S.A.                    ADR       88031M1099   1924     25821  SH        DEFINED    01      25821        0       0
 TENARIS S.A.                    ADR       88031M1099   5332     71571  SH        DEFINED    02      71571        0       0
 ULTRAPETROL BAHAMAS LTD      COM STOCK    P943981071    226     17900  SH        DEFINED    01      17900        0       0
 WIMM-BILL-DANN FOODS		 ADR	   97263M1099	 521	  4950	SH	  DEFINED    01	      4950	  0	  0
 WUXI PHARMATECH INC		 ADR       9293521020    438     21600  SH        DEFINED    02          0        0   21600
 WUXI PHARMATECH INC		 ADR       9293521020   1041     51300  SH        DEFINED            51300        0       0

